Organization and Description of Business	3 Months Ended
Mar. 31, 2025
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1: - ORGANIZATION AND DESCRIPTION OF BUSINESS

Allot Ltd. (the “Company”) was incorporated in November 1996 under the laws of the State of Israel. The Company is engaged in developing, selling and marketing of leading innovative network intelligence (“Allot Smart”) and security solutions (“Allot Secure”) for mobile and fixed service providers as well as enterprises worldwide.